KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Value
Communication Services - 12.2%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	86,692	$2,641,505
Verizon Communications, Inc.	19,300	1,108,785
		3,750,290
Entertainment - 3.4%
Walt Disney Company (The)	18,200	1,968,330

Media - 2.4%
ViacomCBS, Inc. - Class B	81,660	1,409,452

Consumer Discretionary - 8.5%
Automobiles - 7.0%
General Motors Company	92,720	2,066,728
Honda Motor Company Ltd. - ADR	82,900	1,993,745
		4,060,473
Multi-Line Retail - 1.5%
Nordstrom, Inc.	46,100	865,758

Consumer Staples - 2.5%
Food & Staples Retailing - 2.5%
Walgreens Boots Alliance, Inc.	33,200	1,437,228

Energy - 10.5%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	47,555	799,875

Oil, Gas & Consumable Fuels - 9.1%
BP plc - ADR	89,120	2,121,056
Occidental Petroleum Corporation	36,800	610,880
Royal Dutch Shell plc - Class A - ADR	39,454	1,307,111
Valero Energy Corporation	20,400	1,292,340
		5,331,387
Financials - 20.6%
Banks - 9.7%
Bank of America Corporation	108,970	2,620,729
Citigroup, Inc.	50,500	2,452,280

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.7% (Continued)	Shares	Value
Financials - 20.6% (Continued)
Banks - 9.7% (Continued)
Truist Financial Corporation	15,300	$570,996
		5,644,005
Consumer Finance - 2.6%
Capital One Financial Corporation	23,240	1,505,022

Insurance - 8.3%
Axis Capital Holdings Ltd.	29,000	1,061,400
Hartford Financial Services Group, Inc. (The)	29,250	1,111,208
Lincoln National Corporation	74,850	2,654,929
		4,827,537
Health Care - 13.8%
Health Care Providers & Services - 6.3%
Cardinal Health, Inc.	54,965	2,719,668
McKesson Corporation	6,880	971,800
		3,691,468
Pharmaceuticals - 7.5%
Merck & Company, Inc.	17,430	1,382,896
Pfizer, Inc.	29,300	1,123,948
Roche Holding AG - ADR	43,000	1,869,210
		4,376,054
Industrials - 9.3%
Air Freight & Logistics - 3.6%
FedEx Corporation	10,850	1,375,454
United Parcel Service, Inc. - Class B	7,600	719,416
		2,094,870
Building Products - 2.6%
Johnson Controls International plc	52,599	1,531,157

Electrical Equipment - 3.1%
Acuity Brands, Inc.	21,050	1,822,720

Information Technology - 6.0%
Communications Equipment - 2.6%
Cisco Systems, Inc.	35,600	1,508,728

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.7% (Continued)	Shares	Value
Information Technology - 6.0% (Continued)
IT Services - 1.6%
Accenture plc - Class A	5,100	$944,469

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	16,760	832,637
Skyworks Solutions, Inc.	2,250	233,730
		1,066,367
Materials - 7.3%
Chemicals - 7.3%
Corteva, Inc.	45,349	1,187,690
Dow, Inc.	28,899	1,060,304
DuPont de Nemours, Inc.	15,700	738,214
Mosaic Company (The)	108,150	1,244,807
		4,231,015

Total Common Stocks (Cost $65,508,906)		$52,866,205

MONEY MARKET FUNDS - 9.2%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.20% (a) (Cost $5,376,406)	5,376,406	$5,376,406

Investments at Value - 99.9% (Cost $70,885,312)		$58,242,611

Other Assets in Excess of Liabilities - 0.1%		53,704

Net Assets - 100.0%		$58,296,315

ADR	- American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,866,205	$-	$-	$52,866,205
Money Market Funds	5,376,406	-	-	5,376,406
Total	$58,242,611	$-	$-	$58,242,611

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended April 30, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of April 30, 2020:

Tax cost of portfolio investments	$70,885,312

Gross unrealized appreciation	$4,046,386
Gross unrealized depreciation	(16,689,087)

Net unrealized depreciation	$(12,642,701)